STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)							9 Months Ended		12 Months Ended
	Jun. 03, 2024	Feb. 13, 2024	Apr. 25, 2023	Mar. 31, 2023	Feb. 16, 2023	Jan. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Apr. 26, 2024	Feb. 28, 2023
Class of Stock [Line Items]
Common shares authorized							500,000,000		125,000,000
Common shares par value							$ 0.001		$ 0.001
Preferred shares designated							25,000,000		25,000,000
Preferred shares par value							$ 0.001		$ 0.001
Preferred stock, conversion basis							Each share of Series A Convertible Preferred Stock is convertible into 1 share of common stock at the option of the holder thereof. Series B Preferred Stock is not convertible into the Company’s common stock.
Number of shares issued to the seller, value							$ 150,000	$ 100,000
Loss on extinguishment of debt							40,621	(120,000)
Aggregate shares issued for services, value							115,168	$ 45,299
Common stock issued in connection with debt forgiveness							$ 46,125
Common stock issued							97,380,590		89,101,468
Common stock outstanding							97,380,590		89,101,468
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares designated							9,000,000		9,000,000
Preferred shares par value							$ 0.001		$ 0.001
Preferred shares remaining outstanding							4,200,000		4,200,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares designated							5,000,000		5,000,000
Preferred shares par value							$ 0.001		$ 0.001
Preferred stock voting rights							Each holder of Series B Preferred Stock shall also be entitled to twenty (20) votes per each share on all votes along with the common stock shareholders.
Preferred shares remaining outstanding							3,000,000		3,000,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Proceeds from conversion of securities minimum	$ 2,000,000
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares remaining outstanding							3,000,000		3,000,000
Common Stock [Member]
Class of Stock [Line Items]
Number of shares sold		1,000,000				2,000,000
Sale of stock cash proceeds		$ 150,000				$ 100,000
Loss on extinguishment of debt									$ 120,000
Number of shares cancelled				5,000,000
Aggregate shares issued for employees as compensation, shares							220,000	50,000
Aggregate shares issued for employees as compensation, value							$ 24,485	$ 6,250
Aggregate shares issued for services, shares							1,044,122	380,430
Aggregate shares issued for services, value							$ 115,168	$ 45,299
Common Stock [Member] | Vendors [Member]
Class of Stock [Line Items]
Common stock issued in connection with debt forgiveness, shares							450,000
Common stock issued in connection with debt forgiveness							$ 46,125
Common Stock [Member] | Debtors [Member]
Class of Stock [Line Items]
Number of aggregate shares issued, shares							1,770,000
Number of aggregate shares issued, value							$ 127,950
Common Stock [Member] | AJB [Member]
Class of Stock [Line Items]
Number of aggregate shares issued, shares							500,000
Number of aggregate shares issued, value							$ 25,981
Common Stock [Member] | US Patent and Trademark Office [Member]
Class of Stock [Line Items]
Number of aggregate shares issued, shares			2,000,000
Number of aggregate shares issued, value			$ 260,000
Common Stock [Member] | November 10, 2022 Note [Member]
Class of Stock [Line Items]
Shares issued											2,000,000
Common Stock [Member] | Promissory Notes Issued And Amended [Member]
Class of Stock [Line Items]
Number of aggregate shares issued, shares							1,795,000	8,010,000
Number of aggregate shares issued, value							$ 160,425	$ 954,603
Common Stock [Member] | AJB Note 2023 [Member]
Class of Stock [Line Items]
Number of aggregate shares issued, shares							1,500,000
Number of aggregate shares issued, value							$ 191,250
Common Stock [Member] | January March And December 2023 Noteholder [Member]
Class of Stock [Line Items]
Number of aggregate shares issued, shares							1,500,000
Number of aggregate shares issued, value							$ 105,000
Common Stock [Member] | Asset Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares issued to the seller, shares					3,000,000
Number of shares issued to the seller, value					$ 360,000
Paid cash consideration					$ 125,000
Minimum [Member]
Class of Stock [Line Items]
Common shares authorized										125,000,000
Maximum [Member]
Class of Stock [Line Items]
Common shares authorized										500,000,000